CONSOLIDATED INCOME STATEMENT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 635,366	$ 656,991	$ 680,143
Port expenses, bunkers and commissions	(283,018)	(259,888)	(221,859)
Charter hire	(2,506)	(8,517)	(21,498)
Operating expenses (Note 3)	(180,443)	(188,374)	(195,249)
Profit from sale of vessels (Note 22)	752	2,762
Administrative expenses (Note 3,4)	(47,826)	(45,007)	(41,406)
Other operating expenses	(1,963)	(418)	(304)
Share of profit/(loss) from joint ventures	189	3	176
Impairment losses on tangible and intangible assets (Note 6,7,22)	(3,249)	(3,572)	(185,000)
Depreciation (Note 6)	(114,480)	(114,451)	(122,215)
Operating profit/(loss) (EBIT)	2,822	39,529	(107,212)
Financial income (Note 8)	3,302	4,255	2,814
Financial expenses (Note 8)	(39,345)	(40,601)	(37,333)
Profit/(loss) before tax	(33,221)	3,184	(141,731)
Tax (Note 11)	(1,558)	(777)	(760)
Net profit/(loss) for the year	$ (34,779)	$ 2,407	$ (142,491)
EARNINGS PER SHARE
Basic earnings/(loss) per share (USD) (Note 25) (in dollars per share)	$ (0.48)	$ 0.04	$ (2.27)
Diluted earnings/(loss) per share (USD) (Note 25) (in dollars per share)	$ (0.48)	$ 0.04	$ (2.27)